Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
November 30, 2025
Z5I-NPRT3-0126
1.9881569.108
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	23,832	2,340,302
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	32,718	6,378,047
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	38,274	8,655,665
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	22,882	4,777,990
UNITED STATES - 98.6%
Communication Services - 10.5%
Diversified Telecommunication Services - 0.6%
AT&T Inc	924,698	24,060,642
Verizon Communications Inc	545,669	22,432,453
		46,493,095
Entertainment - 1.5%
Electronic Arts Inc	28,915	5,841,697
Liberty Media Corp-Liberty Formula One Class A (b)	3,079	270,582
Liberty Media Corp-Liberty Formula One Class C (b)	28,717	2,756,258
Liberty Media Corp-Liberty Live Class A (b)	2,594	199,530
Liberty Media Corp-Liberty Live Class C (b)	6,470	512,489
Live Nation Entertainment Inc (b)	20,253	2,662,257
Netflix Inc (b)	549,250	59,088,315
ROBLOX Corp Class A (b)	83,419	7,927,308
Take-Two Interactive Software Inc (b)	22,565	5,552,570
Walt Disney Co/The	232,506	24,289,902
Warner Bros Discovery Inc (b)	321,518	7,716,432
		116,817,340
Interactive Media & Services - 8.0%
Alphabet Inc Class A	752,110	240,810,580
Alphabet Inc Class C	603,370	193,150,804
Meta Platforms Inc Class A	280,350	181,652,783
Pinterest Inc Class A (b)	76,950	2,009,934
		617,624,101
Media - 0.3%
Charter Communications Inc Class A (b)	12,237	2,448,868
Comcast Corp Class A	475,396	12,688,319
Fox Corp Class A	26,960	1,765,880
Fox Corp Class B	19,057	1,110,261
Omnicom Group Inc	24,875	1,781,548
Trade Desk Inc (The) Class A (b)	57,227	2,263,900
		22,058,776
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	62,463	13,055,391
TOTAL COMMUNICATION SERVICES		816,048,703

Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Aptiv PLC	27,962	2,168,453
Automobiles - 2.2%
Ford Motor Co	508,151	6,748,245
General Motors Co	123,521	9,081,264
Tesla Inc (b)	362,710	156,026,962
		171,856,471
Broadline Retail - 3.8%
Amazon.com Inc (b)	1,254,411	292,553,734
eBay Inc	59,457	4,922,445
		297,476,179
Distributors - 0.1%
Genuine Parts Co	17,860	2,328,944
LKQ Corp	33,038	980,898
Pool Corp	4,217	1,027,261
		4,337,103
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	55,686	6,514,705
Booking Holdings Inc	4,191	20,597,466
Carnival Corp (b)	139,410	3,593,990
Chipotle Mexican Grill Inc (b)	173,947	6,004,650
Darden Restaurants Inc	15,028	2,698,728
Domino's Pizza Inc	4,011	1,683,136
DoorDash Inc Class A (b)	47,814	9,484,863
DraftKings Inc Class A (b)	63,750	2,113,950
Expedia Group Inc Class A	15,177	3,880,607
Hilton Worldwide Holdings Inc	30,487	8,689,710
Las Vegas Sands Corp	39,664	2,703,498
Marriott International Inc/MD Class A1	29,211	8,903,221
McDonald's Corp	92,181	28,743,880
Royal Caribbean Cruises Ltd	32,683	8,701,849
Starbucks Corp	146,827	12,790,100
Yum! Brands Inc	36,169	5,541,452
		132,645,805
Household Durables - 0.3%
DR Horton Inc	36,157	5,749,325
Garmin Ltd	21,010	4,103,673
Lennar Corp Class A	29,229	3,837,768
Lennar Corp Class B	1,876	231,855
NVR Inc (b)	368	2,762,682
PulteGroup Inc	25,334	3,222,231
		19,907,534
Specialty Retail - 1.7%
AutoZone Inc (b)	2,166	8,565,079
Best Buy Co Inc	25,239	2,000,947
Burlington Stores Inc (b)	8,001	2,018,092
CarMax Inc (b)	19,270	744,977
Carvana Co Class A (b)	17,945	6,720,403
Home Depot Inc/The	128,565	45,887,420
Lowe's Cos Inc	72,345	17,542,216
O'Reilly Automotive Inc (b)	109,681	11,154,558
Ross Stores Inc	42,471	7,490,186
TJX Cos Inc/The	144,352	21,929,956
Tractor Supply Co	68,049	3,727,724
Ulta Beauty Inc (b)	5,771	3,109,588
Williams-Sonoma Inc	15,794	2,843,078
		133,734,224
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	19,048	1,676,795
Lululemon Athletica Inc (b)	14,004	2,579,257
NIKE Inc Class B	153,648	9,930,270
		14,186,322
TOTAL CONSUMER DISCRETIONARY		776,312,091

Consumer Staples - 4.7%
Beverages - 1.0%
Coca-Cola Co/The	500,342	36,585,007
Constellation Brands Inc Class A	18,333	2,500,254
Keurig Dr Pepper Inc	177,032	4,939,193
Monster Beverage Corp (b)	92,618	6,945,424
PepsiCo Inc	177,032	26,331,740
		77,301,618
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	57,309	52,356,929
Dollar General Corp	28,259	3,094,078
Dollar Tree Inc (b)	24,922	2,761,607
Kroger Co/The	79,222	5,330,056
Sprouts Farmers Market Inc (b)	12,549	1,051,731
Sysco Corp	62,288	4,746,346
Target Corp	59,159	5,360,989
Walmart Inc	567,067	62,666,574
		137,368,310
Food Products - 0.4%
Archer-Daniels-Midland Co	61,695	3,747,354
Bunge Global SA	17,983	1,727,627
Conagra Brands Inc	61,513	1,098,007
General Mills Inc	68,657	3,250,909
Hershey Co/The	19,018	3,576,905
JM Smucker Co	13,699	1,427,162
Kellanova	34,524	2,887,587
Kraft Heinz Co/The	109,427	2,791,483
McCormick & Co Inc/MD	32,492	2,192,560
Mondelez International Inc	167,337	9,633,591
Tyson Foods Inc Class A	36,694	2,130,087
		34,463,272
Household Products - 0.8%
Church & Dwight Co Inc	31,281	2,663,890
Clorox Co/The	15,705	1,695,198
Colgate-Palmolive Co	104,814	8,425,997
Kimberly-Clark Corp	43,246	4,719,004
Procter & Gamble Co/The	302,878	44,874,404
		62,378,493
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	30,074	2,829,061
Kenvue Inc	246,422	4,275,422
		7,104,483
Tobacco - 0.6%
Altria Group Inc	216,848	12,796,200
Philip Morris International Inc	201,378	31,713,008
		44,509,208
TOTAL CONSUMER STAPLES		363,125,384

Energy - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	126,594	6,355,019
Halliburton Co	109,480	2,870,565
SLB Ltd	193,957	7,029,002
		16,254,586
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	28,220	5,882,741
Chevron Corp	248,829	37,605,527
ConocoPhillips	161,944	14,362,813
Coterra Energy Inc	97,992	2,630,105
Devon Energy Corp	81,513	3,020,872
Diamondback Energy Inc	24,162	3,686,880
EOG Resources Inc	70,914	7,648,075
EQT Corp	80,133	4,876,894
Expand Energy Corp	30,580	3,728,619
Exxon Mobil Corp	551,002	63,872,152
Kinder Morgan Inc	253,996	6,939,171
Marathon Petroleum Corp	39,425	7,637,805
Occidental Petroleum Corp	92,278	3,875,676
ONEOK Inc	81,984	5,970,075
Ovintiv Inc	33,005	1,351,885
Phillips 66	52,453	7,183,963
Targa Resources Corp	27,632	4,844,166
Texas Pacific Land Corp	2,479	2,142,575
Valero Energy Corp	40,326	7,128,024
Williams Cos Inc/The	158,101	9,633,094
		204,021,112
TOTAL ENERGY		220,275,698

Financials - 12.8%
Banks - 3.4%
Bank of America Corp	881,331	47,283,408
Citigroup Inc	238,319	24,689,848
Citizens Financial Group Inc	55,388	2,996,491
Fifth Third Bancorp	84,991	3,693,709
First Citizens BancShares Inc/NC Class A	1,346	2,527,640
Huntington Bancshares Inc/OH	188,230	3,068,149
JPMorgan Chase & Co	355,429	111,277,711
KeyCorp	119,680	2,199,718
M&T Bank Corp	20,066	3,816,955
PNC Financial Services Group Inc/The	51,029	9,732,251
Regions Financial Corp	114,578	2,916,010
Truist Financial Corp	167,805	7,802,933
US Bancorp	201,586	9,887,793
Wells Fargo & Co	414,383	35,574,781
		267,467,397
Capital Markets - 3.3%
Ameriprise Financial Inc	12,266	5,590,107
Ares Management Corp Class A	26,341	4,131,586
Bank of New York Mellon Corp/The	91,256	10,229,798
Blackrock Inc	18,623	19,503,868
Blackstone Inc	95,121	13,927,617
Cboe Global Markets Inc	13,430	3,467,223
Charles Schwab Corp/The	220,688	20,464,398
CME Group Inc Class A	46,551	13,102,244
Coinbase Global Inc Class A (b)	29,250	7,979,985
FactSet Research Systems Inc	4,855	1,346,145
Goldman Sachs Group Inc/The	39,131	32,323,771
Interactive Brokers Group Inc Class A	57,173	3,717,388
Intercontinental Exchange Inc	73,985	11,637,841
KKR & Co Inc Class A	88,720	10,851,343
LPL Financial Holdings Inc	10,273	3,657,599
Moody's Corp	19,968	9,799,895
Morgan Stanley	156,795	26,601,840
MSCI Inc	10,073	5,678,352
Nasdaq Inc	59,063	5,370,008
Northern Trust Corp	24,556	3,225,185
Raymond James Financial Inc	22,786	3,566,920
Robinhood Markets Inc Class A (b)	99,952	12,842,832
S&P Global Inc	40,436	20,170,690
State Street Corp	37,078	4,413,024
T Rowe Price Group Inc	28,213	2,888,447
Tradeweb Markets Inc Class A	14,953	1,627,784
		258,115,890
Consumer Finance - 0.6%
American Express Co	70,243	25,657,661
Capital One Financial Corp	82,615	18,098,468
Synchrony Financial	47,775	3,695,874
		47,452,003
Financial Services - 3.8%
Apollo Global Management Inc	59,696	7,870,918
Berkshire Hathaway Inc Class B (b)	236,944	121,744,197
Block Inc Class A (b)	71,517	4,777,336
Corpay Inc (b)	9,067	2,682,019
Fidelity National Information Services Inc	68,219	4,486,764
Fiserv Inc (b)	70,409	4,328,041
Global Payments Inc	31,152	2,360,075
Jack Henry & Associates Inc (c)	9,350	1,631,387
Mastercard Inc Class A	106,616	58,695,306
PayPal Holdings Inc	123,775	7,759,455
Visa Inc Class A	219,454	73,394,196
		289,729,694
Insurance - 1.7%
AFLAC Inc	62,495	6,893,823
Allstate Corp/The	34,230	7,290,305
American International Group Inc	72,095	5,490,755
Aon PLC	27,902	9,875,076
Arch Capital Group Ltd (b)	47,728	4,482,614
Arthur J Gallagher & Co	33,202	8,221,479
Brown & Brown Inc	37,623	3,026,018
Chubb Ltd	47,887	14,183,172
Cincinnati Financial Corp	20,080	3,365,207
Everest Group Ltd	5,386	1,692,766
Fidelity National Financial Inc	32,798	1,949,185
Hartford Insurance Group Inc/The	36,104	4,947,331
Markel Group Inc (b)	1,625	3,380,715
Marsh & McLennan Cos Inc	63,518	11,652,377
MetLife Inc	72,770	5,571,271
Principal Financial Group Inc	26,030	2,207,865
Progressive Corp/The	75,952	17,377,059
Prudential Financial Inc	45,199	4,892,792
Travelers Companies Inc/The	29,191	8,548,876
W R Berkley Corp	38,476	2,989,200
Willis Towers Watson PLC (c)	12,759	4,095,639
		132,133,525
TOTAL FINANCIALS		994,898,509

Health Care - 9.8%
Biotechnology - 1.8%
AbbVie Inc	228,304	51,984,821
Alnylam Pharmaceuticals Inc (b)	16,990	7,666,398
Amgen Inc	69,658	24,064,053
Biogen Inc (b)	18,826	3,428,026
BioMarin Pharmaceutical Inc (b)	24,656	1,379,010
Gilead Sciences Inc	160,577	20,207,010
Insmed Inc (b)	27,142	5,639,293
Natera Inc (b)	17,624	4,208,787
Regeneron Pharmaceuticals Inc	13,211	10,307,090
Vertex Pharmaceuticals Inc (b)	33,100	14,352,491
		143,236,979
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	224,962	28,997,602
Align Technology Inc (b)	8,656	1,274,077
Baxter International Inc	65,952	1,235,940
Becton Dickinson & Co	37,232	7,223,753
Boston Scientific Corp (b)	191,159	19,417,931
Cooper Cos Inc/The (b)	25,619	1,996,489
Dexcom Inc (b)	50,355	3,196,032
Edwards Lifesciences Corp (b)	76,328	6,615,348
GE HealthCare Technologies Inc	59,596	4,767,084
Hologic Inc (b)	28,560	2,141,143
IDEXX Laboratories Inc (b)	10,390	7,822,423
Insulet Corp (b)	9,039	2,957,470
Intuitive Surgical Inc (b)	46,372	26,593,415
Medtronic PLC	165,297	17,410,733
ResMed Inc	19,094	4,884,818
STERIS PLC	12,647	3,367,643
Stryker Corp	44,411	16,484,475
Zimmer Biomet Holdings Inc	25,437	2,480,616
		158,866,992
Health Care Providers & Services - 1.6%
Cardinal Health Inc	31,127	6,607,017
Cencora Inc	25,121	9,267,891
Centene Corp (b)	59,912	2,356,938
Cigna Group/The	34,522	9,572,260
CVS Health Corp	163,759	13,159,673
Elevance Health Inc	29,126	9,852,161
HCA Healthcare Inc	21,194	10,772,698
Humana Inc	15,444	3,795,672
Labcorp Holdings Inc	10,671	2,868,151
McKesson Corp	16,066	14,156,074
Molina Healthcare Inc (b)	6,960	1,031,889
Quest Diagnostics Inc	14,359	2,716,436
UnitedHealth Group Inc	117,089	38,612,440
		124,769,300
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	19,562	4,700,553
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	36,995	5,678,733
Avantor Inc (b)	87,540	1,026,843
Danaher Corp	82,336	18,672,158
Illumina Inc (b)	19,736	2,594,297
IQVIA Holdings Inc (b)	22,179	5,101,392
Mettler-Toledo International Inc (b)	2,645	3,905,924
Revvity Inc	14,905	1,556,231
Thermo Fisher Scientific Inc	48,738	28,795,873
Waters Corp (b)(c)	7,643	3,083,339
West Pharmaceutical Services Inc	9,498	2,633,321
		73,048,111
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co	263,059	12,942,503
Eli Lilly & Co	102,764	110,519,599
Johnson & Johnson	311,225	64,398,677
Merck & Co Inc	322,855	33,844,890
Pfizer Inc	736,157	18,948,681
Royalty Pharma PLC Class A	48,848	1,954,897
Viatris Inc	149,706	1,600,357
Zoetis Inc Class A	57,422	7,360,352
		251,569,956
TOTAL HEALTH CARE		756,191,891

Industrials - 7.9%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (b)	10,181	5,499,165
Boeing Co (b)	97,815	18,487,035
GE Aerospace	136,990	40,884,666
General Dynamics Corp	32,642	11,151,486
HEICO Corp	5,160	1,635,256
HEICO Corp Class A	9,930	2,452,412
Howmet Aerospace Inc	52,141	10,667,527
L3Harris Technologies Inc	24,285	6,767,987
Lockheed Martin Corp	26,530	12,147,026
Northrop Grumman Corp	17,410	9,962,873
RTX Corp	172,915	30,244,563
Textron Inc	22,883	1,902,949
TransDigm Group Inc	7,292	9,918,360
		161,721,305
Air Freight & Logistics - 0.3%
Expeditors International of Washington Inc	17,427	2,560,026
FedEx Corp	28,175	7,767,284
United Parcel Service Inc Class B	95,528	9,150,627
		19,477,937
Building Products - 0.4%
Builders FirstSource Inc (b)	14,195	1,593,105
Carlisle Cos Inc	5,477	1,742,069
Carrier Global Corp	104,025	5,708,892
Johnson Controls International plc	84,707	9,852,271
Lennox International Inc	4,104	2,047,362
Masco Corp	26,884	1,743,965
Trane Technologies PLC	28,750	12,117,551
		34,805,215
Commercial Services & Supplies - 0.4%
Cintas Corp	44,376	8,254,824
Copart Inc (b)	115,949	4,519,692
Republic Services Inc	26,059	5,656,367
Veralto Corp	31,866	3,225,476
Waste Management Inc	47,931	10,442,727
		32,099,086
Construction & Engineering - 0.1%
Quanta Services Inc	19,305	8,974,508
Electrical Equipment - 0.9%
AMETEK Inc	30,063	5,949,167
Eaton Corp PLC	50,387	17,428,359
Emerson Electric Co	72,839	9,715,266
GE Vernova Inc	35,215	21,120,901
Hubbell Inc	6,824	2,944,078
Rockwell Automation Inc	14,437	5,715,031
Vertiv Holdings Co Class A	49,460	8,889,446
		71,762,248
Ground Transportation - 0.8%
CSX Corp	241,496	8,539,299
JB Hunt Transport Services Inc	9,819	1,708,113
Norfolk Southern Corp	29,078	8,493,393
Old Dominion Freight Line Inc	23,749	3,213,002
Uber Technologies Inc (b)	269,678	23,607,612
Union Pacific Corp	76,613	17,761,192
		63,322,611
Industrial Conglomerates - 0.4%
3M Co	68,999	11,871,278
Honeywell International Inc	81,948	15,749,586
		27,620,864
Machinery - 1.5%
Caterpillar Inc	60,537	34,854,783
Cummins Inc	17,874	8,900,895
Deere & Co	32,503	15,097,318
Dover Corp	17,609	3,262,596
Fortive Corp	43,445	2,323,439
IDEX Corp	9,667	1,681,381
Illinois Tool Works Inc	34,422	8,580,716
Ingersoll Rand Inc	46,442	3,731,150
Otis Worldwide Corp	51,222	4,551,075
PACCAR Inc	68,179	7,187,430
Parker-Hannifin Corp	16,532	14,245,624
Snap-on Inc	6,698	2,277,655
Stanley Black & Decker Inc	19,876	1,421,531
Westinghouse Air Brake Technologies Corp	22,331	4,657,130
Xylem Inc/NY	31,765	4,468,383
		117,241,106
Passenger Airlines - 0.2%
Delta Air Lines Inc	83,288	5,338,761
Southwest Airlines Co	67,438	2,347,517
United Airlines Holdings Inc (b)	41,569	4,238,375
		11,924,653
Professional Services - 0.5%
Amentum Holdings Inc (b)	19,684	563,552
Automatic Data Processing Inc	52,273	13,345,297
Booz Allen Hamilton Holding Corp Class A	15,826	1,320,837
Broadridge Financial Solutions Inc	15,040	3,430,474
Equifax Inc	15,896	3,375,834
Jacobs Solutions Inc	15,349	2,069,199
Leidos Holdings Inc	16,474	3,148,181
Paychex Inc	42,241	4,717,897
SS&C Technologies Holdings Inc	26,969	2,317,716
TransUnion	25,014	2,127,441
Verisk Analytics Inc	18,265	4,110,904
		40,527,332
Trading Companies & Distributors - 0.3%
Fastenal Co	149,152	6,025,741
Ferguson Enterprises Inc	25,622	6,448,289
United Rentals Inc	8,345	6,802,677
Watsco Inc	4,482	1,552,565
WW Grainger Inc	5,729	5,434,701
		26,263,973
TOTAL INDUSTRIALS		615,740,838

Information Technology - 34.2%
Communications Equipment - 0.9%
Arista Networks Inc (b)	133,366	17,428,269
Cisco Systems Inc	511,592	39,361,888
F5 Inc (b)	7,377	1,764,283
Motorola Solutions Inc	21,564	7,971,780
		66,526,220
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	158,003	22,262,623
CDW Corp/DE	16,829	2,427,078
Corning Inc	100,972	8,501,842
Jabil Inc	13,780	2,903,584
Keysight Technologies Inc (b)	22,100	4,374,695
Ralliant Corp	14,476	714,680
Teledyne Technologies Inc (b)	6,021	3,007,610
Trimble Inc (b)	30,557	2,487,951
Zebra Technologies Corp Class A (b)	6,529	1,650,205
		48,330,268
IT Services - 1.3%
Accenture PLC Class A	80,648	20,162,000
Akamai Technologies Inc (b)	18,412	1,648,242
Cloudflare Inc Class A (b)	40,513	8,111,108
Cognizant Technology Solutions Corp Class A	62,713	4,873,427
Gartner Inc (b)	9,725	2,263,397
GoDaddy Inc Class A (b)	17,778	2,273,095
IBM Corporation	120,424	37,160,439
MongoDB Inc Class A (b)	10,493	3,487,558
Okta Inc Class A (b)	21,465	1,724,283
Snowflake Inc (b)	43,151	10,841,257
Twilio Inc Class A (b)	19,702	2,555,152
VeriSign Inc	10,795	2,720,232
		97,820,190
Semiconductors & Semiconductor Equipment - 13.8%
Advanced Micro Devices Inc (b)	209,779	45,633,226
Analog Devices Inc	64,027	16,988,924
Applied Materials Inc	103,751	26,171,190
Broadcom Inc	607,930	244,971,473
Entegris Inc	19,466	1,501,607
First Solar Inc (b)	13,771	3,758,381
Intel Corp (b)	565,959	22,955,297
KLA Corp	17,075	20,071,150
Lam Research Corp	163,607	25,522,692
Marvell Technology Inc	111,554	9,972,928
Microchip Technology Inc	70,476	3,776,104
Micron Technology Inc	144,658	34,208,724
Monolithic Power Systems Inc	6,219	5,772,289
NVIDIA Corp	3,153,779	558,218,883
ON Semiconductor Corp (b)	52,515	2,638,354
Qnity Electronics Inc	27,363	2,218,866
QUALCOMM Inc	139,419	23,434,940
Teradyne Inc	20,426	3,715,285
Texas Instruments Inc	117,608	19,789,898
		1,071,320,211
Software - 10.3%
Adobe Inc (b)	54,910	17,578,338
AppLovin Corp Class A (b)	35,007	20,985,996
Atlassian Corp Class A (b)	21,219	3,172,665
Autodesk Inc (b)	27,723	8,409,495
Cadence Design Systems Inc (b)	35,217	10,982,069
Crowdstrike Holdings Inc Class A (b)	32,158	16,373,567
Datadog Inc Class A (b)	41,992	6,719,140
Docusign Inc (b)	25,946	1,799,355
Fair Isaac Corp (b)	3,127	5,646,830
Fortinet Inc (b)	84,522	6,857,270
Gen Digital Inc	71,964	1,897,691
HubSpot Inc (b)	6,766	2,485,287
Intuit Inc	36,061	22,865,559
Microsoft Corp	960,730	472,688,768
Oracle Corp	214,206	43,258,902
Palantir Technologies Inc Class A (b)	293,950	49,515,878
Palo Alto Networks Inc (b)	86,481	16,442,633
PTC Inc (b)	15,382	2,698,464
Roper Technologies Inc	13,982	6,239,048
Salesforce Inc	123,631	28,501,891
Servicenow Inc (b)	26,900	21,853,829
Strategy Inc Class A (b)	34,145	6,049,811
Synopsys Inc (b)	23,926	10,001,307
Tyler Technologies Inc (b)	5,555	2,608,739
Workday Inc Class A (b)	28,052	6,048,572
Zoom Communications Inc Class A (b)	33,422	2,839,533
Zscaler Inc (b)	12,795	3,217,943
		797,738,580
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	1,918,217	534,894,810
Dell Technologies Inc Class C	39,402	5,254,257
Hewlett Packard Enterprise Co	168,497	3,685,029
HP Inc	120,609	2,945,272
NetApp Inc	25,694	2,866,423
Seagate Technology Holdings PLC	27,639	7,647,435
Super Micro Computer Inc (b)	64,374	2,179,059
Western Digital Corp	44,547	7,275,862
		566,748,147
TOTAL INFORMATION TECHNOLOGY		2,648,483,616

Materials - 1.8%
Chemicals - 0.9%
Air Products and Chemicals Inc	28,869	7,536,252
CF Industries Holdings Inc	20,798	1,636,803
Corteva Inc	88,390	5,963,673
Dow Inc	91,020	2,170,827
DuPont de Nemours Inc	54,727	2,176,493
Eastman Chemical Co	14,745	915,370
Ecolab Inc	33,044	9,092,387
International Flavors & Fragrances Inc	32,909	2,286,517
Linde PLC	60,626	24,876,061
LyondellBasell Industries NV Class A1	33,041	1,618,679
PPG Industries Inc	28,981	2,899,259
Sherwin-Williams Co/The	29,999	10,310,356
Solstice Advanced Materials Inc	20,487	976,820
		72,459,497
Construction Materials - 0.3%
Amrize Ltd (United States)	66,048	3,402,132
CRH PLC	86,919	10,426,804
Martin Marietta Materials Inc	7,744	4,826,371
Vulcan Materials Co	17,227	5,120,553
		23,775,860
Containers & Packaging - 0.2%
Amcor PLC	296,022	2,522,107
Avery Dennison Corp	10,013	1,725,941
Ball Corp	34,946	1,730,875
International Paper Co	67,797	2,676,627
Packaging Corp of America	11,475	2,341,703
Smurfit WestRock PLC	67,044	2,392,800
		13,390,053
Metals & Mining - 0.4%
Freeport-McMoRan Inc	186,213	8,003,435
Newmont Corp	141,863	12,871,230
Nucor Corp	29,474	4,700,808
Reliance Inc	6,753	1,886,248
Steel Dynamics Inc	17,768	2,982,003
		30,443,724
TOTAL MATERIALS		140,069,134

Real Estate - 1.8%
Diversified REITs - 0.0%
WP Carey Inc	28,120	1,894,444
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	19,988	1,072,756
Healthpeak Properties Inc	89,233	1,629,395
Ventas Inc	59,419	4,790,954
Welltower Inc	86,305	17,970,427
		25,463,532
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	82,105	1,447,510
Industrial REITs - 0.2%
Prologis Inc	119,766	15,393,524
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	38,108	6,167,018
CoStar Group Inc (b)	54,400	3,742,720
		9,909,738
Residential REITs - 0.2%
AvalonBay Communities Inc	18,261	3,322,407
Equity Residential	44,625	2,755,594
Essex Property Trust Inc	8,270	2,180,137
Invitation Homes Inc	72,417	2,042,159
Mid-America Apartment Communities Inc	15,033	2,042,834
Sun Communities Inc	15,107	1,946,386
UDR Inc	38,718	1,410,110
		15,699,627
Retail REITs - 0.2%
Realty Income Corp	119,604	6,890,386
Simon Property Group Inc	42,339	7,888,603
		14,778,989
Specialized REITs - 0.8%
American Tower Corp	60,513	10,969,192
Crown Castle Inc	56,701	5,175,667
Digital Realty Trust Inc	41,593	6,659,871
Equinix Inc	12,657	9,534,645
Extra Space Storage Inc	27,255	3,629,548
Gaming and Leisure Properties Inc	36,340	1,581,880
Iron Mountain Inc	37,925	3,274,824
Public Storage Operating Co	20,517	5,632,737
SBA Communications Corp Class A	13,788	2,678,595
VICI Properties Inc	136,929	3,946,294
Weyerhaeuser Co	92,647	2,057,690
		55,140,943
TOTAL REAL ESTATE		139,728,307

Utilities - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp	32,997	2,292,302
American Electric Power Co Inc	69,301	8,577,385
Constellation Energy Corp	40,306	14,685,894
Duke Energy Corp	100,428	12,447,046
Edison International	49,415	2,910,049
Entergy Corp	58,284	5,683,856
Evergy Inc	29,553	2,294,790
Eversource Energy	48,671	3,269,718
Exelon Corp	129,689	6,110,946
FirstEnergy Corp	66,728	3,184,260
NextEra Energy Inc	266,420	22,989,382
NRG Energy Inc	24,838	4,209,793
PG&E Corp	282,218	4,549,354
PPL Corp	94,959	3,503,987
Southern Co/The	142,011	12,940,042
Xcel Energy Inc	77,213	6,339,959
		115,988,763
Gas Utilities - 0.0%
Atmos Energy Corp	20,612	3,635,338
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	41,277	7,382,804
Multi-Utilities - 0.6%
Ameren Corp	34,722	3,692,685
CenterPoint Energy Inc	83,832	3,351,603
CMS Energy Corp	38,437	2,899,687
Consolidated Edison Inc	46,310	4,647,672
Dominion Energy Inc	110,809	6,955,481
DTE Energy Co	26,656	3,652,672
NiSource Inc	60,461	2,668,144
Public Service Enterprise Group Inc	64,958	5,425,292
Sempra	84,593	8,012,649
WEC Energy Group Inc	41,330	4,631,853
		45,937,738
Water Utilities - 0.0%
American Water Works Co Inc	25,052	3,258,514
TOTAL UTILITIES		176,203,157

TOTAL UNITED STATES		7,647,077,328
TOTAL COMMON STOCKS (Cost $4,701,145,159)		7,669,229,332

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $1,264,230)	3.82	1,274,000	1,264,453

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.02	66,999,335	67,012,735
Fidelity Securities Lending Cash Central Fund (g)(h)	4.02	7,047,761	7,048,465
TOTAL MONEY MARKET FUNDS (Cost $74,061,200)			74,061,200

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,776,470,589)	7,744,554,985
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	8,155,126
NET ASSETS - 100.0%	7,752,710,111

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	243	12/19/2025	83,342,925	1,485,742	1,485,742

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $3,920,228 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,264,453.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,492,719	539,565,412	496,045,674	912,693	278	-	67,012,735	66,999,335	0.1%
Fidelity Securities Lending Cash Central Fund	4,867,807	76,318,858	74,138,186	7,109	(14)	-	7,048,465	7,047,761	0.0%
Total	28,360,526	615,884,270	570,183,860	919,802	264	-	74,061,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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